SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2017 CNY (¥) segment	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY (¥)
Significant Accounting Policies [Line Items]
Research and development expenses	$ 11,734,590		$ 9,524,412		$ 6,503,712
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	1,173,008		1,192,320
Impairment loss of equity method investment recognized	$ 0		0		0
Defined Contribution Plan Minimum Annual Contributions Per Employee Percent	25.00%	25.00%
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	43.00%	43.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 5,941,209		5,581,682		$ 3,763,276
Number of Operating Segments | segment					1	1
Operating Lease, Right-of-Use Asset	5,566,093
Operating lease liability	5,544,576
Prepaid Expenses and Other Current Assets [Member]
Significant Accounting Policies [Line Items]
Deferred Tax Assets, Net, Noncurrent	$ 10,430,019		$ 9,107,844
Xian Huitian Blood Products [Member]
Significant Accounting Policies [Line Items]
Equity method investment percentage	35.00%		35.00%
Guizhou Taibang [Member]
Significant Accounting Policies [Line Items]
Grants received									$ 2,989,215	¥ 18,350,000
Grants amortized amount	$ 266,217		$ 277,801		$ 271,754
Shandong Taibang [Member]
Significant Accounting Policies [Line Items]
Grants received							$ 2,452,864	¥ 15,000,000
Grants amortized amount	217,616		227,085		222,143
Research and Development Expense [Member]
Significant Accounting Policies [Line Items]
Grants received	$ 1,225,147	¥ 8,468,100	$ 704,795	¥ 4,837,300	$ 368,093	¥ 2,405,210
Minimum [Member]
Significant Accounting Policies [Line Items]
Equity method investment percentage	20.00%
Contractual period of rights	40 years	40 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Equity method investment percentage	50.00%
Contractual period of rights	50 years	50 years